Consolidated Statements of Shareholders' Equity and Comprehensive Income (Loss) In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Total Yingli Green Energy shareholders' equity USD ($)	Total Yingli Green Energy shareholders' equity CNY	Ordinary share USD ($)	Ordinary share CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Treasury Stock USD ($)	Treasury Stock CNY	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY	Retained earnings USD ($)	Retained earnings CNY	Non-controlling interests USD ($)	Non-controlling interests CNY	Total comprehensive loss USD ($)	Total comprehensive loss CNY	Comprehensive income (loss) attributable to Yingli Green Energy USD ($)	Comprehensive income (loss) attributable to Yingli Green Energy CNY	Comprehensive income (loss) attributable to the noncontrolling interests USD ($)	Comprehensive income (loss) attributable to the noncontrolling interests CNY
Balance at Dec. 31, 2008		6,172,270		4,777,119		9,922		3,724,358				31,207		1,011,632		1,395,151
Balance (in shares) at Dec. 31, 2008						127,447,821
Increase (Decrease) in Shareholders' Equity
Net income (loss)		(452,730)		(531,595)										(531,595)		78,865		(452,730)		(531,595)		78,865
Foreign currency exchange translation adjustment, net of nil tax		(24,989)		(18,423)								(18,423)				(6,566)		(24,989)		(18,423)		(6,566)
Comprehensive income (loss)																		(477,719)		(550,018)		72,299
Issuance of ordinary shares upon vesting of restricted shares						36		(36)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						530,212
Issuance of ordinary shares upon exercise of stock options		4,352		4,352		11		4,341
Issuance of ordinary shares upon exercise of stock options (in shares)						159,417
Share-based compensation		76,027		37,442				37,442								38,585
Establishment of new subsidiaries with noncontrolling interests		44,750														44,750
Issuance of ordinary shares		1,553,183		1,553,183		1,257		1,551,926
Issuance of ordinary shares (in shares)						18,390,000
Conversion of senior secured convertible notes		59,596		59,596		137		59,459
Conversion of senior secured convertible notes (in shares)						2,000,000
Fair value of conversion feature of First Tranche of senior secured convertible notes		170,893		170,893				170,893
Beneficial conversion feature of Second Tranche of senior secured convertible notes		201,210		201,210				201,210
Fair value of ADM warrants		381,297		381,297				381,297
Balance at Dec. 31, 2009		8,185,859		6,635,074		11,363		6,130,890				12,784		480,037		1,550,785
Balance (in shares) at Dec. 31, 2009						148,527,450
Increase (Decrease) in Shareholders' Equity
Net income (loss)		1,698,033		1,386,776										1,386,776		311,257		1,698,033		1,386,776		311,257
Foreign currency exchange translation adjustment, net of nil tax		35,822		46,321								46,321				(10,499)		35,822		46,321		(10,499)
Cash flow hedging derivatives, net of nil tax		46		78								78				(32)		46		78		(32)
Comprehensive income (loss)																		1,733,901		1,433,175		300,726
Issuance of ordinary shares upon vesting of restricted shares						36		(36)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						527,764
Issuance of ordinary shares upon exercise of stock options		4,049		4,049		9		4,040
Issuance of ordinary shares upon exercise of stock options (in shares)						139,200
Share-based compensation		74,753		63,520				63,520								11,233
Conversion of senior secured convertible notes		215,054		215,054		405		214,649
Conversion of senior secured convertible notes (in shares)						6,000,688
Issuance of ordinary shares upon exercise of ADM warrants						68		(68)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,010,211
Capital injection from a subsidiary's noncontrolling interests holder		60,000														60,000
Balance at Dec. 31, 2010		10,273,616		8,350,872		11,881		6,412,995				59,183		1,866,813		1,922,744
Balance (in shares) at Dec. 31, 2010		156,205,313				156,205,313
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(518,880)	(3,265,777)		(3,208,911)										(3,208,911)		(56,866)		(3,265,777)		(3,208,911)		(56,866)
Foreign currency exchange translation adjustment, net of nil tax		70,166		79,247								79,247				(9,081)		70,166		79,247		(9,081)
Cash flow hedging derivatives, net of nil tax		556		569								569				(13)		556		569		(13)
Comprehensive income (loss)																	(507,643)	(3,195,055)	(497,163)	(3,129,095)	(10,480)	(65,960)
Issuance of ordinary shares upon vesting of restricted shares						35		(35)
Issuance of ordinary shares upon vesting of restricted shares (in shares)						525,764
Issuance of ordinary shares upon exercise of stock options		601		601		2		599
Issuance of ordinary shares upon exercise of stock options (in shares)						25,250
Share-based compensation		73,858		62,657				62,657								11,201
Issuance of ordinary shares upon exercise of ADM warrants						93		(93)
Issuance of ordinary shares upon exercise of ADM warrants (in shares)						1,444,060
Share repurchase		(123,838)		(123,838)						(123,838)
Acquisition of a subsidiary		33,050														33,050
Profit distribution by a subsidiary		(8,571)														(8,571)
Balance at Dec. 31, 2011	$ 1,120,714	7,053,661	$ 820,032	5,161,197	$ 1,908	12,011	$ 1,028,952	6,476,123	$ (19,675)	(123,838)	$ 22,085	138,999	$ (213,238)	(1,342,098)	$ 300,682	1,892,464
Balance (in shares) at Dec. 31, 2011	158,200,387				158,200,387